Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 8,467,000	$ 5,410,000	$ 984,000
Cash received from option exercises	0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	12,739,000
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 1,585,000
Weighted average period for total unrecognized compensation cost	1 year 6 months